Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 23, 2008	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Line Items]
Average required reserve balance		$ 38,100,000	$ 37,800,000
Mortgage loans held for sale		11,535,000	8,340,000
Amortized mortgage servicing rights		9,301,000	10,488,000	10,780,000
Goodwill and other intangible assets		74,800,000	78,400,000	81,800,000
Accumulated amortization of core deposit intangibles		19,600,000	16,100,000
Preferred stock value	100,000,000	98,146,000	97,290,000
Preferred shares per share liquidation preference	$ 1,000
Warrants issued to U.S. Treasury	227,376	227,376
Discount on preferred shares		4,300,000
Common stock granted		7,020	7,020	7,020
Buildings [Member]
Accounting Policies [Line Items]
Useful life years maximum		30
Equipment, Furniture And Fixtures [Member]
Accounting Policies [Line Items]
Useful life years minimum		3
Useful life years maximum		12
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Useful life years minimum		1
Useful life years maximum		10
Capital Purchase Program (CPP) [Member]
Accounting Policies [Line Items]
Issue of Senior Preferred Shares	100,000
Preferred stock value	100,000,000
Cumulative Preferred Stock Dividend Percentage [Member]
Accounting Policies [Line Items]
Preferred stock cumulative dividend percent rate		5.00%
Revised Cumulative Preferred Stock Dividend Percentage [Member]
Accounting Policies [Line Items]
Preferred stock cumulative dividend percent rate		9.00%
Cumulative Preferred Stock [Member]
Accounting Policies [Line Items]
Preferred stock value		95,700,000
Warrants [Member]
Accounting Policies [Line Items]
Value of warrants		$ 4,300,000